Subsequent Events Subsequent Events (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) vessel	Dec. 31, 2022 vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 vessel	Mar. 25, 2022 vessel	Dec. 31, 2019 vessel
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $				$ 56.7
Suezmax Tankers
Subsequent Event [Line Items]
Number of Vessels agreed to be sold				1
Number Of Vessels							2
Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels Impaired				1
Aframax Tanker
Subsequent Event [Line Items]
Number Of Vessels Impaired				1	9
Minimum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms				seven
Maximum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms				12
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $		$ 43.6
Subsequent Event [Member] | Suezmax Tankers
Subsequent Event [Line Items]
Number of Vessels agreed to be sold		1
Subsequent Event [Member] | Aframax Tanker
Subsequent Event [Line Items]
Number of Vessels agreed to be sold		2	2
Subsequent Event [Member] | February 2022 Sale Leaseback
Subsequent Event [Line Items]
Sale Leaseback Transaction, Gross Proceeds | $	$ 177.3
Number Of Vessels						8
Debt Covenant Minimum Hull Coverage Ratio	100.00%
Subsequent Event [Member] | February 2022 Sale Leaseback | Minimum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms	six
Subsequent Event [Member] | February 2022 Sale Leaseback | Maximum
Subsequent Event [Line Items]
Sale Leaseback Transaction, Lease Terms	nine